Financial assets at fair value through other comprehensive income	12 Months Ended
Dec. 31, 2023
Financial assets at fair value through other comprehensive income [Abstract]
Financial assets at fair value through other comprehensive income	5 Financial assets at fair value through other comprehensive income

Financial assets at fair value through other comprehensive income by type
in EUR million	2023	2022
Equity securities	1,885	1,887
Debt securities [1]	38,281	29,095
Loans and advances [1]	951	643
	41,116	31,625
1 Debt securities include an amount of EUR -13 million (2022: EUR -21 million) and the Loans and advances includes EUR -8 million
(2022: EUR -1 million) of Loan loss provisions.
Exposure to equity securities

Equity securities designated as at fair value through other comprehensive income
	Carrying value	Carrying value	Dividend income	Dividend income
in EUR million	2023	2022	2023	2022
Investment in Bank of Beijing	1,590	1,614	98	111
Other Investments	295	273	7	38
	1,885	1,887	105	149
As at 31 December 2023 ING holds approximately 13% (2022: 13%) of the shares of Bank of Beijing, a bank listed on the stock exchange of Shanghai. Bank of Beijing stake is part of the Corporate Line segment. As per regulatory requirements set by China Banking and Insurance Regulatory Commission, ING, as a shareholder holding more than 5% or more of the shares, is required to supply additional capital when necessary. No request for additional capital was received in 2023 (2022: nil).
Changes in fair value through other comprehensive income
The following table presents changes in financial assets at fair value through other comprehensive income.

Changes in fair value through other comprehensive income financial assets
	FVOCI equity securities		FVOCI debt instruments [1]		Total
in EUR million	2023	2022	2023	2022	2023	2022
Opening balance as at 1 January	1,887	2,457	29,739	28,178	31,625	30,635
Additions	28	17	19,967	18,789	19,995	18,806
Amortisation			31	-18	31	-18
Transfers and reclassifications	5	10			5	10
Changes in unrealised revaluations [2]	68	-65	657	-3,230	725	-3,295
Impairments			-1		-1
Reversals of impairments			6	3	6	3
Disposals and redemptions	-2	-492	-11,912	-14,034	-11,913	-14,526
Exchange rate differences	-100	-39	751	49	651	10
Changes in the composition of the group and other changes			-6	1	-6	1
Closing balance	1,885	1,887	39,231	29,739	41,116	31,625
1Fair value through other comprehensive income debt instruments includes both debt securities and loans and advances.
2Changes in unrealised revaluations of FVOCI debt instruments include changes on hedged items which are recognized in the statement of profit or loss. Reference is made to Note 19 'Equity' for details on the changes in revaluation reserve.
FVOCI equity securities
Exchange rate differences of EUR -100 million (31 December 2022: EUR -39 million) are mainly related to the stake in Bank of Beijing following the depreciation of CNY versus EUR. Furthermore in 2023, changes in unrealised revaluations of equity securities are mainly related to the revaluation of the stake in Bank of
Beijing of EUR 77 million following changes in share price (31 December 2022: EUR -49 million).
In 2022, disposals of EUR 492 million mainly relate to the sale in the second quarter of HQLA eligible equity instruments triggered by the changing interest rate environment and deteriorating market sentiment. This portfolio was built up in early 2021 (additions in 2021: EUR 499 million) and was a relatively small part of the
HQLA portfolio. This was a diversified buy-and-hold portfolio aimed at generating stable dividend income stream.
FVOCI debt instruments
In 2022, interest rates in both short and longer tenors increased significantly which resulted in changes in unrealised revaluations of debt securities of EUR -3,230 million. During 2023 interest rates decreased resulting in unrealised revaluations of EUR 657 million.
Reference is made to Note 6 'Debt securities' for details on ING Group’s total exposure to debt securities.